Accumulated other comprehensive income (loss) (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	CAD 34,213
Other comprehensive income, net of tax	312,698	CAD 71,314
Acquisition of non-controlling interest		(159,672)
Ending balance	286,737	34,213
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	32,496	(57,471)
OCI (loss) before reclassifications	228,861	68,938
Amounts reclassified	0	0
Other comprehensive income, net of tax	228,861	68,938
Acquisition of non-controlling interest		21,029
Ending balance	261,357	32,496
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	23,164	11,840
OCI (loss) before reclassifications	21,896	3,358
Amounts reclassified	(5,731)	5,423
Other comprehensive income, net of tax	16,165	8,781
Acquisition of non-controlling interest		2,543
Ending balance	39,329	23,164
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	1	0
OCI (loss) before reclassifications	(73)	519
Amounts reclassified	0	(518)
Other comprehensive income, net of tax	(73)	1
Acquisition of non-controlling interest		0
Ending balance	(72)	1
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(21,448)	14,221
OCI (loss) before reclassifications	6,487	(35,396)
Amounts reclassified	1,084	(273)
Other comprehensive income, net of tax	7,571	(35,669)
Acquisition of non-controlling interest		0
Ending balance	(13,877)	(21,448)
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	34,213	(31,410)
OCI (loss) before reclassifications	257,171	37,419
Amounts reclassified	(4,647)	4,632
Other comprehensive income, net of tax	252,524	42,051
Acquisition of non-controlling interest		23,572
Ending balance	CAD 286,737	CAD 34,213